Discontinued Operations - Summary of the Aggregate Carrying Amounts of Assets and Liabilities Held for Sale (Details) - Community Living Business - Discontinued Operations - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 299	$ 641
Accounts receivable, net of allowance for credit losses	125,872	114,727
Inventories	4,007	3,901
Prepaid expenses and other current assets	1,269	1,307
Total current assets held for sale	131,447	120,576
Property and equipment, net of accumulated depreciation of $110,417 and $91,955 at December 31, 2024 and December 31, 2023, respectively	69,715	70,443
Goodwill	307,640	307,640
Intangible assets, net of accumulated amortization	216,258	241,221
Operating lease right-of-use assets, net	88,717	101,306
Deferred income taxes, net	287
Other assets	5,343	4,484
Total assets held for sale	819,407	845,670
Current liabilities:
Trade accounts payable	17,366	16,774
Accrued expenses	60,791	77,687
Current portion of obligations under operating leases	30,755	34,042
Current portion of obligations under financing leases	8,651	7,906
Total current liabilities held for sale	117,563	136,409
Obligations under operating leases, net of current portion	58,147	66,832
Obligations under financing leases, net of current portion	18,461	16,774
Deferred income taxes, net		637
Long-term liabilities	569	638
Total liabilities held for sale	$ 194,740	$ 221,290